Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Schedule of Revenues and Receivable Major Customers

For the three months ended March 31, 2019 and 2018, the following customers accounted for the following percentages of the Company’s revenues, respectively:

Customer	2019	2018
A	17%	1%
B	12%	5%
C	12%	5%
D	7%	13%
E	7%	15%
Total	55%	39%

As of March 31, 2019 and December 31, 2018, the following customers accounted for the following percentages of the Company’s accounts receivable, respectively:

Customer	2019	2018
A	13%	5%
B	11%	-%
F	-%	15%
D	4%	11%
C	8%	11%
Total	36%	42%

For the year ended December 31, 2018 and 2017, the following customers accounted for the following percentages of the Company’s revenues, respectively:

Customer	2018	2017
A	11%	13%
B	11%	20%
C	10%	1%
Total	32%	34%

As of December 31, 2018 and December 31, 2017, the following customers accounted for the following percentages of the Company’s accounts receivable, respectively:

Customer	2018	2017
D	15%	-%
A	11%	18%
C	11%	-%
E	2%	11%
Total	39%	29%

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share

The following potentially dilutive securities have been excluded from the computations of diluted weighted average shares outstanding as they would be anti-dilutive:

	March 31,
	2019	2018
Shares underlying warrants outstanding	6,642,344	7,099,010
Shares underlying options outstanding	7,495,128	6,474,527
Unvested restricted stock	444,313	753,528

The following securities have been excluded from the dilutive per share computation as they are antidilutive:

	December 31,
	2018	2017
Shares underlying options outstanding	7,434,561	6,770,777
Shares underlying warrants outstanding	6,642,344	7,099,010
Unvested restricted stock	449,043	799,387